Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total		Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] March 5 to July 10 [Member]	Redeemable Convertible Preferred Stock [Member] August 14 to December 2, 2009 [Member]	Redeemable Convertible Preferred Stock [Member] February 17 to July 29, 2010 [Member]	Redeemable Convertible Preferred Stock [Member] January 4 to July 26, 2011 [Member]	Redeemable Convertible Preferred Stock [Member] November 2 [Member]	Redeemable Convertible Preferred Stock [Member] February 1 to December 18 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] March 5 to July 10 [Member]	Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] August 14 to December 2, 2009 [Member]	Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] February 17 to July 29, 2010 [Member]	Series A Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] January 4 to July 26, 2011 [Member]	Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] November 2 [Member]	Series B Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] February 1 to December 18 [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Accumulated Deficit [Member]
Temporary equity, Beginning balance at May. 04, 2006
Issuance of common stock (in shares)										825,000				307,942	162,076	243,111	243,111
Issuance of common stock	$ 825									$ 825
Issuance of preferred stock				1,802,199	996,427	1,494,640	1,494,640							1,802,199	996,427	1,494,640	1,494,640
Stock-based compensation	181,546										181,546
Net loss	(6,203,130)											(6,203,130)
Stockholders' equity equity, ending balance at Dec. 31, 2011	(6,020,759)									825	181,546	(6,203,130)
Temporary equity, Ending balance at Dec. 31, 2011			5,787,906										5,787,906
Stockholders' equity, ending balance, shares at Dec. 31, 2011										825,000
Temporary equity, Ending balance, shares at Dec. 31, 2011													956,240
Issuance of common stock upon exercise of option(in shares)	4,416									4,416
Issuance of Series B preferred stock at $6.82 a share on November 2 in exchange for future services, shares																		91,642
Issuance of common upon exercise of option	469									4	465
Issuance of Series B preferred stock at $6.82 a share on November 2 in exchange for future services			625,000															625,000
Conversion of convertible debt into Series B preferred stock, in shares																		187,673
Conversion of convertible debt into Series B preferred stock			1,278,922															1,278,922
Issuance of common stock (in shares)																			201,613
Issuance of preferred stock								1,348,549											1,348,549
Stock-based compensation	100,734										100,734
Net loss	(3,032,639)											(3,032,639)
Stockholders' equity equity, ending balance at Dec. 31, 2012	(8,952,195)									829	282,745	(9,235,769)
Temporary equity, Ending balance at Dec. 31, 2012	9,040,377		9,040,377										5,787,906					3,252,471
Stockholders' equity, ending balance, shares at Dec. 31, 2012										829,416
Temporary equity, Ending balance, shares at Dec. 31, 2012													956,240					480,928
Deemed dividend on beneficial conversion feature for preferred stock	(691,812)		691,812									(691,812)						691,812
Issuance of common stock (in shares)																				410,557
Issuance of preferred stock									2,792,993											2,792,993
Stock-based compensation	326,644										326,644
Net loss	(4,044,971)											(4,044,971)
Temporary equity, Ending balance at Dec. 31, 2013	12,525,182	[1]	12,525,182										5,787,906					6,737,276
Stockholders' equity equity, ending balance at Dec. 31, 2013	(13,362,334)	[1]								829	609,389	(13,972,552)												(13,972,552)
Temporary equity, Ending balance, shares at Dec. 31, 2013													956,240					891,485
Stockholders' equity, beginning balance, shares at Dec. 31, 2013										829,416
Exercise of Series B warrant, shares																		194,281
Exercise of Series B warrant			1,942															1,942
Reclassification of Series A and Series B to equity, shares													(956,240)					(1,085,766)			956,240	1,085,766
Reclassification of Series A and Series B to equity	12,527,124		(12,527,124)										(5,787,906)					(6,739,218)			5,787,906	6,739,218
Conversion of accounts payable into common stock, shares										160,000
Conversion of accounts payable into common stock	240,000									160	239,840
Deemed dividend on beneficial conversion feature for preferred stock	(2,214,911)		2,214,911																				2,214,911	(2,214,911)
Accretion of redemption value	(93,764)		93,764																				93,764	(93,764)
Issuance of common stock (in shares)										164,093													3,697,702
Issuance of common stock	400,400									165	400,235
Issuance of preferred stock			2,973,655																				2,973,655
Stock-based compensation	366,867										366,867
Net loss	(3,099,610)																							(3,099,610)
Stockholders' equity equity, ending balance at Jun. 30, 2014	(5,236,228)									1,154	1,616,331										5,787,906	6,739,218		(19,380,837)
Temporary equity, Ending balance at Jun. 30, 2014	$ 5,282,330		$ 5,282,330																				$ 5,282,330
Stockholders' equity, ending balance, shares at Jun. 30, 2014										1,153,509											956,240	1,085,766
Temporary equity, Ending balance, shares at Jun. 30, 2014																							3,697,702

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.